OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS [Text Block]

14. OTHER FINANCIAL ASSETS

	As at December 31,
	2023	2022
Current:
Marketable securities	1,333	2,568
Copper put options (Note 8)	3,724	6,184
Fuel call options (Note 8)	-	261
	5,057	9,013
Long-term:
Investment in private companies	1,200	1,200
Reclamation deposits	6,696	434
Restricted cash	-	1,355
	7,896	2,989

The Company holds strategic investments in publicly-traded and privately owned mineral exploration and development companies, including marketable securities. Marketable securities and the investment in privately owned companies are accounted for at fair value through other comprehensive income.